Note 16 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Summary Of Financial Instrument Outstanding [Table Text Block]
	Contract Amount
	2019	2018
(dollars in thousands)
Commitments to extend credit	$102,890	$98,736
Standby letters of credit	1,576	1,525